Credit Facility Credit Facility - (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2012 Line of credit Revolving credit facility	Jun. 30, 2012 Line of credit Revolving credit facility LIBOR Floating rate	Jun. 30, 2012 Line of credit Revolving credit facility Federal funds rate plus Floating rate	Jun. 30, 2012 Line of credit Tier one period Revolving credit facility	Jun. 30, 2012 Line of credit Tier one period Revolving credit facility LIBOR Eurodollar rate	Jun. 30, 2012 Line of credit Tier one period Revolving credit facility LIBOR Floating rate	Jun. 30, 2012 Line of credit Tier two period Revolving credit facility	Jun. 30, 2012 Line of credit Tier three period Revolving credit facility	Jun. 30, 2012 Line of credit Tier three period Revolving credit facility LIBOR Eurodollar rate	Jun. 30, 2012 Line of credit Tier three period Revolving credit facility LIBOR Floating rate	Jun. 30, 2012 Series c, llc Line of credit Revolving credit facility	Aug. 10, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility	Aug. 09, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility	Aug. 10, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility Floating rate	Aug. 10, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility LIBOR Eurodollar rate	Aug. 10, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility LIBOR Floating rate	Aug. 10, 2012 Amended credit facility Subsequent event Line of credit Revolving credit facility Federal funds rate plus Floating rate
Line of Credit Facility [Line Items]
Credit facility	$ 27,703,824	$ 0	$ 27,700,000
Line of credit facility, borrowing capacity			50,000,000											250,000,000	250,000,000
Line of credit, current borrowing capacity			32,800,000										10,000,000		41,500,000
Line of credit, borrowing base calculation, percentage applied to the value of qualified propertie						70.00%			65.00%	60.00%
Line of credit, maximum borrowing capacity			$ 250,000,000											$ 400,000,000
Debt instrument, basis spread on variable rate				1.00%	0.50%		2.70%	1.70%			2.40%	1.40%				1.35%	2.35%	1.00%	0.50%
Line of credit, weighted average interest rate			3.43%
Line of credit facility, borrowing base calculation, percentage applied to the cost or appraised value of qualified properties														65.00%
Line of credit fixed interest rate													4.50%